Stockholders’ Deficit (Details Textual) - USD ($)				1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 15, 2019	Apr. 15, 2019	Dec. 04, 2018	Nov. 30, 2019	Jan. 22, 2019	Apr. 30, 2013	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 29, 2019	Jul. 15, 2019	Sep. 29, 2018
Preferred stock, par value							$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized							5,000,000	5,000,000	5,000,000
Preferred stock value
Common stock, shares issued			70,000				23,604,207	23,604,207	23,417,450			2,000,000
Common stock, shares outstanding							23,604,207	23,604,207	23,417,450
Common stock, par value			$ 0.35				$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance of series B preferred stock								$ 110,000
Proceeds from issuance of common stock			$ 24,500						$ 24,500
Warrants [Member]
Preferred stock, shares issued										575,000
Common Stock [Member]
Common stock, shares issued									28,734,901
Common stock, shares outstanding									28,734,901
Shares of its common stock									28,734,901
Redemption of common stock									$ 2,872
Stock options [Member]
Risk-free interest rate								2.37%
Expected dividend yield								0.00%
Expected option term								5 years
Aggregate grant date fair value of awards								$ 142,960
Total unrecognized compensation expense								$ 0
Shares of its common stock								100,000
Minimum [Member]
Expected volatility								74.00%
Maximum [Member]
Expected volatility								158.60%
Series A Preferred Stock [Member]
Preferred stock, shares authorized						1,000,000
Preferred stock, shares issued						4,000
Preferred stock value						$ 400,000		$ 400,000
Preferred stock liquidation value						$ 100
Percentage of beneficial ownership limitation						9.99%
Description of preferred stock conversion								A Convertible Preferred Stock is redeemable at the option of the holder upon the occurrence of certain "triggering events." In case of a triggering event, the holder has the right to redeem each share held for cash (currently $100/share) or impose a dividend rate on all of the outstanding Preferred Stock at 6% per annum thereafter. A triggering event occurs if the Company fails to deliver certificates representing conversion shares, fails to pay the amount due pursuant to a Buy-In, fails to have available a sufficient number of authorized shares, fails to observe any covenant in the Certificate of Designation unless cured within 30 calendar days, shall be party to a Change in Control Transaction, sustains a bankruptcy event, fails to list or quote its common stock for more than 20 trading days in a twelve-month period, sustains any monetary judgment, writ or similar final process filed against the Company for more than $100,000 and such judgment writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, or fails to comply with the Asset Coverage requirement.
Convertible into shares of common stock						500
Preferred stock, redemption per share						$ 0.20
Preferred stock stated value						$ 100
Description of preferred stock outstanding								The Series A Preferred Stock has forced conversion rights where the Company may force the conversion of the Series A Preferred Stock if certain conditions are met. Additionally, the Company may elect to redeem some or all of the outstanding Series A Preferred Stock for the Stated Value (currently $100/share) provided that proper notice is provided to the holders and that a number of conditions (the “Equity Conditions”) have been met.
Series B Preferred Stock [Member]
Preferred stock, par value							$ 0.0001	$ 0.0001	$ 0.0001	$ 1,000
Preferred stock, shares authorized				2,000			2,000	2,000	2,000	115,000
Preferred stock, shares issued							115	115	0	115
Preferred stock value
Common stock, shares issued										575,000
Preferred stock, redemption per share							$ 1,000	$ 1,000	$ 1,000
Preferred stock stated value								$ 1,000
Incorporation state country name				State of Delaware
Conversion price per share								$ 0.20		$ 0.20
Proceeds from issuance of series B preferred stock							$ 110,000	$ 110,000
Net of conversion fees										$ 5,000
Consulting agreement [Member]
Initial payment					$ 25,000
Common stock, description					Beginning on April 1, 2019, the Company paid the consultant $5,000 per month through December 2019. Additionally, the Company issued 100,000 shares of common stock of the Company to the consultant on a quarterly basis in tranches of 25,000 shares per quarter, commencing on March 31, 2019, and continuing on to the last day of each subsequent quarter in the year 2019. These shares were valued on the January 22, 2019 grant date at $35,000, or $0.35 per common share, based on recent common share sales which shall be amortized over the vesting period.
Stock-based professional fees								$ 35,000
Employment agreement [Member]
Options to purchase common stock	$ 100,000	$ 200,000
Common stock, par value	$ 0.0001	$ 0.0001
Number of options vested		100,000									100,000
Common stock conversion, description		Pursuant to a six month employment agreement dated April 15, 2019 (the “Effective Date”), the Company agreed that an executive officer of the Company will be granted an option (the “Option’’) to purchase up to 100,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock of $0.0001 per share, of which 50,000 vested on April 15, 2019 and 50,000 vested on July 15, 2019. Should the Company terminate this agreement, the right to purchase shares shall cease as of the date of termination.